BANK LOANS AND FACILITIES	12 Months Ended
Dec. 31, 2013
BANK LOANS AND FACILITIES
BANK LOANS AND FACILITIES

12.                               BANK LOANS AND FACILITIES

The Group has $9 million (approximate to RMB57 million) and $6.7 million (approximate to RMB41 million), as of December 31, 2012 and 2013, respectively, RMB denominated secured revolving credit facility granted by Bank of China (Shenzhen branch) (“BOC(SZ)”) to CDTC, which expired on June 24, 2013 and will expire on June 25, 2014, respectively (the “BOC Facility”).  The BOC Facility is secured by restricted cash of $7.5 million.  The BOC Facility is available for general corporate working capital purposes at an interest rate of the People’s Bank of China benchmark rate (“Benchmark Rate”).  As of December 31, 2013, there were borrowings of $6.7 million.  The unutilised amount of the BOC Facility was nil as of December 31, 2013.

The Group has entered into another $21.3 million (approximate to RMB130 million), RMB denominated secured revolving credit facility granted by China Construction Bank (Shenzhen branch) (“CCB(SZ)”) to VisionChina Media Group, scheduled to expire on January 9, 2015 (the “CCB Facility”).  The CCB Facility is secured by accounts receivable of VisionChina Media Group.  The CCB Facility is available for general corporate working capital purposes at an interest rate in a range between 95% to 160% of the Benchmark Rate.  The CCB Facility contains restrictive financial covenant of maintaining a leverage ratio of 65% by VisionChina Media Group.  Violation of such covenant could result in a default under the CCB Facility, which would permit the CCB(SZ) to terminate the CCB Facility available to the Group and require immediate repayment from the Group of any outstanding loans advanced under the CCB Facility.  The Group is in compliance with such financial covenant as of December 31, 2013.  As of December 31, 2013, there were borrowings of $19.6 million.  The unutilised amount of the CCB Facility was $1.7 million as of December 31, 2013.

The Group’s bank loans consist of the following:

	December 31,
	2012	2013
BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$8,998,429	$6,701,689
CCB(SZ)
- Interest rate in a range between 95% to 160% of Benchmark Rate, denominated in RMB	—	19,638,649
Total bank loans	8,998,429	26,340,338
Less: Amount due within one year shown under current liabilities	8,998,429	26,340,338
Amount due after one year shown under noncurrent liabilities	$—	$—